UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-05276

Value Line Strategic Asset Management Trust
(Exact name of registrant as specified in charter)

7 Times Square, new York, NY 10036

Mitchell E. Appel
(Name and address of agent for service)

Registrant’s telephone number, including area code:  212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2013

Item 1: Schedule of Investments.
A copy of Schedule of Investments for the period ended 3/31/13 is included with this Form.

▀	Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2013 (Unaudited)
Shares		Value

Common Stocks — 74.6%
Consumer Discretionary — 9.7%
9,000	AutoZone, Inc. *	$3,570,930
24,000	BorgWarner, Inc. *	1,856,160
36,000	Brinker International, Inc.	1,355,400
20,000	Buckle, Inc. (The) (1)	933,000
22,000	Darden Restaurants, Inc.	1,136,960
27,000	Domino’s Pizza, Inc.	1,388,880
14,000	DSW, Inc. Class A	893,200
11,000	Genuine Parts Co.	858,000
5,200	Life Time Fitness, Inc. *	222,456
137,000	LKQ Corp. *	2,981,120
20,000	McDonald’s Corp.	1,993,800
20,000	NIKE, Inc. Class B	1,180,200
28,000	O’Reilly Automotive, Inc. *	2,871,400
7,000	Penn National Gaming, Inc. *	381,010
11,206	PVH Corp.	1,196,913
16,000	Starbucks Corp.	911,360
88,000	TJX Companies, Inc. (The)	4,114,000
4,000	VF Corp.	671,000
28,000	Wolverine World Wide, Inc.	1,242,360
42,000	Yum! Brands, Inc.	3,021,480
		32,779,629
Consumer Staples — 6.0%
16,900	British American Tobacco PLC ADR (1)	1,809,145
9,000	Bunge Ltd.	664,470
50,000	Church & Dwight Co., Inc.	3,231,500
10,000	Costco Wholesale Corp.	1,061,100
17,000	Energizer Holdings, Inc.	1,695,410
84,000	Flowers Foods, Inc.	2,766,960
44,000	General Mills, Inc.	2,169,640
10,000	Harris Teeter Supermarkets, Inc.	427,100
60,000	Hormel Foods Corp.	2,479,200
10,000	PepsiCo, Inc.	791,100
35,000	Reynolds American, Inc.	1,557,150
17,000	Whole Foods Market, Inc.	1,474,750
		20,127,525
Energy — 2.4%
54,000	EQT Corp.	3,658,500
34,000	FMC Technologies, Inc. *	1,849,260
21,000	Noble Energy, Inc.	2,428,860
		7,936,620

Shares		Value
Financials — 6.1%
5,000	ACE Ltd.	$444,850
10,200	Affiliated Managers Group, Inc. *	1,566,414
37,000	AFLAC, Inc.	1,924,740
36,000	American Tower Corp. REIT	2,769,120
12,000	Arch Capital Group Ltd. *	630,840
14,000	Bank of Montreal	881,300
9,500	BlackRock, Inc.	2,440,360
4,000	Camden Property Trust REIT	274,720
16,000	HCP, Inc. REIT	797,760
9,000	M&T Bank Corp. (1)	928,440
20,000	ProAssurance Corp.	946,600
28,800	Royal Bank of Canada	1,736,640
15,000	Stifel Financial Corp. *	520,050
26,000	T. Rowe Price Group, Inc.	1,946,620
11,284	Toronto-Dominion Bank (The)	939,619
46,000	Wells Fargo & Co.	1,701,540
		20,449,613
Health Care — 10.8%
35,000	Alexion Pharmaceuticals, Inc. *	3,224,900
17,400	Allergan, Inc.	1,942,362
15,000	C.R. Bard, Inc.	1,511,700
32,000	Catamaran Corp. *	1,696,960
29,600	Cerner Corp. *	2,804,600
50,000	DENTSPLY International, Inc.	2,121,000
12,000	Edwards Lifesciences Corp. *	985,920
4,000	Endo Health Solutions, Inc. *	123,040
62,000	Express Scripts Holding Co. *	3,574,300
48,800	Henry Schein, Inc. *	4,516,440
32,600	IDEXX Laboratories, Inc. *	3,011,914
5,000	Intuitive Surgical, Inc. *	2,455,950
4,000	Mednax, Inc. *	358,520
13,200	Mettler-Toledo International, Inc. *	2,814,504
10,000	Novo Nordisk A/S ADR	1,615,000
5,650	Owens & Minor, Inc.	183,964
28,000	Teva Pharmaceutical Industries Ltd. ADR	1,111,040
32,000	Thermo Fisher Scientific, Inc.	2,447,680
		36,499,794

▀	Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2013 (Unaudited)
Shares		Value
Industrials — 21.2%
13,000	Acuity Brands, Inc.	$901,550
124,375	AMETEK, Inc.	5,392,900
6,000	C.H. Robinson Worldwide, Inc.	356,760
32,000	Canadian National Railway Co.	3,209,600
21,000	Chicago Bridge & Iron Co. N.V.	1,304,100
34,000	CLARCOR, Inc.	1,780,920
13,000	Clean Harbors, Inc. *	755,170
43,200	Danaher Corp.	2,684,880
46,000	Donaldson Co., Inc.	1,664,740
14,000	Eaton Corp. PLC	857,500
29,000	EnerSys *	1,321,820
12,400	Esterline Technologies Corp. *	938,680
18,000	FedEx Corp.	1,767,600
22,000	General Dynamics Corp.	1,551,220
42,000	IDEX Corp.	2,243,640
18,000	IHS, Inc. Class A *	1,884,960
15,243	Iron Mountain, Inc.	553,473
28,500	ITT Corp.	810,255
16,200	J.B. Hunt Transport Services, Inc.	1,206,576
40,000	Kansas City Southern	4,436,000
23,200	Kirby Corp. *	1,781,760
11,000	L-3 Communications Holdings, Inc.	890,120
17,000	Lennox International, Inc.	1,079,330
26,000	Parker Hannifin Corp.	2,381,080
17,000	Precision Castparts Corp.	3,223,540
41,500	Republic Services, Inc.	1,369,500
29,000	Roper Industries, Inc.	3,691,990
36,000	Stericycle, Inc. *	3,822,480
8,000	Teledyne Technologies, Inc. *	627,520
34,000	Toro Co. (The)	1,565,360
23,000	Union Pacific Corp.	3,275,430
36,000	United Technologies Corp.	3,363,480
12,600	Valmont Industries, Inc.	1,981,602
13,000	W.W. Grainger, Inc.	2,924,740
76,500	Waste Connections, Inc.	2,752,470
24,000	Woodward Inc.	954,240
		71,306,986
Information Technology — 6.2%
23,000	Accenture PLC Class A	1,747,310
17,000	Alliance Data Systems Corp. *	2,752,130
48,000	Amphenol Corp. Class A	3,583,200
12,000	Anixter International, Inc.	839,040
19,000	ANSYS, Inc. *	1,546,980
4,000	Apple, Inc.	1,770,520
24,000	Cognizant Technology Solutions Corp. Class A *	1,838,640
11,600	Equinix, Inc. *	2,509,196
8,000	NCR Corp. *	220,480
16,400	Salesforce.com, Inc. *	2,932,812
14,300	WEX, Inc. *	1,122,550
		20,862,858

Shares		Value
Materials — 8.8%
13,000	Air Products & Chemicals, Inc.	$1,132,560
15,000	Airgas, Inc.	1,487,400
26,000	AptarGroup, Inc.	1,491,100
28,000	Ball Corp.	1,332,240
5,000	CF Industries Holdings, Inc.	951,850
32,000	Crown Holdings, Inc. *	1,331,520
12,000	Cytec Industries, Inc.	888,960
62,000	Ecolab, Inc.	4,971,160
44,000	FMC Corp.	2,509,320
8,800	Greif, Inc. Class A	471,856
6,000	NewMarket Corp.	1,562,160
32,000	Praxair, Inc.	3,569,280
18,400	Rockwood Holdings, Inc.	1,204,096
19,000	Scotts Miracle-Gro Co. (The) Class A	821,560
3,000	Sherwin-Williams Co. (The)	506,670
46,400	Sigma-Aldrich Corp.	3,604,352
31,000	Valspar Corp. (The)	1,929,750
		29,765,834

Telecommunication Services — 1.8%
42,000	Crown Castle International Corp. *	2,924,880
44,000	SBA Communications Corp. Class A *	3,168,880
		6,093,760

Utilities — 1.6%
18,600	ITC Holdings Corp.	1,660,236
20,000	ONEOK, Inc.	953,400
7,000	Questar Corp.	170,310
21,000	South Jersey Industries, Inc.	1,167,390
34,000	Wisconsin Energy Corp.	1,458,260
		5,409,596
	Total Common Stocks (Cost $121,023,610)	251,232,215

Principal Amount		Value

U.S. Government Agency Obligations — 7.3%
$500,000	Federal Home Loan Mortgage Corp., 1.00%, 3/8/17	506,100
1,500,000	Federal Home Loan Mortgage Corp., 1.25%, 5/12/17	1,532,850
500,000	Federal Home Loan Mortgage Corp., 1.75%, 5/30/19	514,258
13,685	Federal Home Loan Mortgage Corp., 4.50%, 6/15/23	13,686
90,509	Federal Home Loan Mortgage Corp., 5.50%, 3/15/24	90,999
381,524	Federal Home Loan Mortgage Corp., 4.50%, 10/15/27	393,382
483,196	Federal Home Loan Mortgage Corp. Gold Pool #A97040, 4.00%, 2/1/41	513,603

▀	Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2013 (Unaudited)
Principal Amount		Value
$102,077	Federal Home Loan Mortgage Corp. Gold Pool #C04038, 3.50%, 6/1/42	$107,730
40,505	Federal Home Loan Mortgage Corp. Gold Pool #G08479, 3.50%, 3/1/42	42,748
21,077	Federal Home Loan Mortgage Corp. Gold Pool #G18155, 5.00%, 10/1/21	22,595
73,125	Federal Home Loan Mortgage Corp. Gold Pool #G18160, 5.00%, 11/1/21	78,392
167,213	Federal Home Loan Mortgage Corp. Gold Pool #G18420, 3.00%, 1/1/27	175,518
76,945	Federal Home Loan Mortgage Corp. Gold Pool #J00975, 5.00%, 1/1/21	82,871
20,586	Federal Home Loan Mortgage Corp. Gold Pool #J03589, 5.00%, 10/1/21	22,069
574,970	Federal Home Loan Mortgage Corp. Gold Pool #J13885, 3.50%, 12/1/25	606,678
691,214	Federal Home Loan Mortgage Corporation Pool #A96409, 3.50%, 1/1/41	727,763
379,238	Federal Home Loan Mortgage Corporation Pool #A97264, 4.00%, 2/1/41	403,102
885,754	Federal Home Loan Mortgage Corporation Pool #G08488, 3.50%, 4/1/42	934,805
693,541	Federal Home Loan Mortgage Corporation Pool #J17969, 3.00%, 2/1/27	730,369
21,451	Federal National Mortgage Association, 4.00%, 8/1/14	22,959
1,500,000	Federal National Mortgage Association, 1.25%, 1/30/17	1,532,745
38,022	Federal National Mortgage Association, 4.00%, 4/1/24	40,788
436,152	Federal National Mortgage Association, 4.00%, 3/1/25	466,795
256,066	Federal National Mortgage Association, 4.00%, 6/1/26	274,137
717,011	Federal National Mortgage Association, 3.50%, 7/1/26	760,581
303,760	Federal National Mortgage Association, 4.00%, 7/1/26	325,197
59,372	Federal National Mortgage Association, 4.50%, 7/1/40	64,051
13,088	Federal National Mortgage Association, 4.50%, 8/1/40	14,120
14,290	Federal National Mortgage Association, 4.50%, 9/1/40	15,416
135,433	Federal National Mortgage Association, 4.50%, 10/1/40	146,109
528,422	Federal National Mortgage Association, 4.50%, 2/1/41	570,404
269,808	Federal National Mortgage Association, 4.50%, 3/1/41	291,243

Principal Amount		Value
$503,491	Federal National Mortgage Association, 4.50%, 4/1/41	$543,492
16,074	Federal National Mortgage Association, 4.50%, 4/1/41	17,352
203,973	Federal National Mortgage Association, 4.50%, 4/1/41	220,178
225,304	Federal National Mortgage Association, 4.50%, 4/1/41	243,204
508,973	Federal National Mortgage Association Pool #890236, 4.50%, 8/1/40	548,250
747,747	Federal National Mortgage Association Pool #AB1796, 3.50%, 11/1/40	790,088
694,993	Federal National Mortgage Association Pool #AB5472, 3.50%, 6/1/42	734,347
475,764	Federal National Mortgage Association Pool #AB6286, 2.50%, 9/1/27	494,108
484,058	Federal National Mortgage Association Pool #AJ6932, 3.00%, 11/1/26	509,441
457,245	Federal National Mortgage Association Pool #AO4137, 3.50%, 6/1/42	483,137
75,482	Federal National Mortgage Association Pool #AO4299, 3.50%, 8/1/42	79,756
476,525	Federal National Mortgage Association Pool #AO5807, 3.50%, 7/1/42	503,508
39,188	Federal National Mortgage Association Pool #AO6770, 3.50%, 6/1/42	41,407
989,696	Federal National Mortgage Association Pool #AP1340, 3.50%, 7/1/42	1,045,738
479,814	Federal National Mortgage Association Pool #AQ0287, 3.00%, 10/1/42	495,286
512,198	Government National Mortgage Association, 5.50%, 1/15/36	560,713
1,023,723	Government National Mortgage Association, 4.25%, 2/20/37	1,055,633
3,226,155	Government National Mortgage Association, 5.50%, 8/20/37	3,535,765
590,884	Government National Mortgage Association, 3.00%, 4/16/39	615,976
	Total U.S. Government Agency Obligations (Cost $23,812,356)	24,541,442

Canadian Government Bond — 0.2%
650,000	Province of Ontario Canada, Senior Unsecured Notes, 2.45%, 6/29/22	651,663
	Total Canadian Government Bond (Cost $661,886)	651,663

U.S. Treasury Obligations — 8.4%
250,666	U.S. Treasury Notes, 1.88%, 7/15/13 (2)	255,601
2,500,000	U.S. Treasury Notes, 0.25%, 2/15/15	2,499,903
1,450,000	U.S. Treasury Notes, 0.38%, 6/15/15	1,453,058
2,000,000	U.S. Treasury Notes, 1.75%, 5/31/16	2,085,000
500,000	U.S. Treasury Notes, 1.00%, 9/30/16	509,336

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2013 (Unaudited)
Principal Amount		Value
$900,000	U.S. Treasury Notes, 1.00%, 10/31/16	$916,664
500,000	U.S. Treasury Notes, 0.88%, 12/31/16	506,758
1,700,000	U.S. Treasury Notes, 1.88%, 10/31/17	1,791,375
300,000	U.S. Treasury Notes, 0.63%, 11/30/17	298,992
1,000,000	U.S. Treasury Notes, 2.63%, 4/30/18	1,091,875
300,000	U.S. Treasury Notes, 2.25%, 7/31/18	322,078
3,300,000	U.S. Treasury Notes, 1.38%, 9/30/18	3,388,688
2,000,000	U.S. Treasury Notes, 1.75%, 10/31/18	2,093,282
350,000	U.S. Treasury Notes, 1.38%, 11/30/18	358,859
600,000	U.S. Treasury Notes, 1.38%, 12/31/18	614,719
1,450,000	U.S. Treasury Notes, 1.38%, 2/28/19	1,482,738
1,000,000	U.S. Treasury Notes, 2.63%, 8/15/20	1,092,266
100,000	U.S. Treasury Notes, 3.63%, 2/15/21	116,500
1,000,000	U.S. Treasury Notes, 2.00%, 11/15/21	1,031,250
1,300,000	U.S. Treasury Notes, 2.00%, 2/15/22	1,336,461
1,800,000	U.S. Treasury Bonds, 6.13%, 11/15/27	2,627,156
1,000,000	U.S. Treasury Bonds, 4.50%, 5/15/38	1,273,750
1,000,000	U.S. Treasury Bonds, 4.38%, 5/15/40	1,253,438
	Total U.S. Treasury Obligations (Cost $26,916,871)	28,399,747

Commercial Mortgage-Backed Securities — 0.8%
650,000	Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class A4, 3.02%, 9/10/45	665,287
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K704, Class A2, 2.41%, 8/25/18	263,491
250,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass Through Certificates, Series K710, Class A2, 1.88%, 5/25/19	255,432
400,000	Government National Mortgage Association, Series 2013-12, Class B, 2.45%, 11/16/52 (4)	406,319
500,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4, 2.86%, 11/15/45	506,018
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C5, Class A4, 3.18%, 8/15/45	260,069
300,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C4, Class A5, 2.85%, 12/10/45	298,919
	Total Commercial Mortgage- Backed Securities (Cost $2,699,054)	2,655,535

Corporate Bonds & Notes — 5.6%
Communications — 0.7%
1,000,000	AT&T, Inc., Senior Unsecured Notes, 3.88%, 8/15/21	1,081,292

Principal Amount		Value
$500,000	Time Warner, Inc., Guaranteed Notes, 4.70%, 1/15/21	$563,807
500,000	Viacom, Inc., Senior Unsecured Notes, 3.88%, 12/15/21	534,887
		2,179,986
Consumer, Cyclical — 0.3%
1,000,000	Johnson Controls, Inc., Senior Unsecured Notes, 3.75%, 12/1/21	1,062,346
		1,062,346
Consumer, Non-cyclical — 1.3%
500,000	AbbVie, Inc., Senior Unsecured Notes, 2.00%, 11/6/18 (3)	505,960
1,000,000	Coca-Cola Enterprises, Inc., Senior Unsecured Notes, 3.50%, 9/15/20	1,056,490
500,000	JM Smucker Co. (The), Guaranteed Notes, 3.50%, 10/15/21	526,827
1,000,000	Medco Health Solutions, Inc., Senior Unsecured Notes, 2.75%, 9/15/15	1,042,593
1,000,000	Teva Pharmaceutical Finance IV BV, Guaranteed Notes, 3.65%, 11/10/21	1,064,200
		4,196,070
Energy — 0.5%
1,000,000	Halliburton Co., Senior Unsecured Notes, 6.15%, 9/15/19	1,258,565
500,000	Husky Energy, Inc., Senior Unsecured Notes, 3.95%, 4/15/22	534,926
		1,793,491
Financial — 1.5%
300,000	Bank of America Corp. MTN, Series L, Senior Unsecured Notes, 5.65%, 5/1/18	347,042
500,000	Berkshire Hathaway, Inc., Senior Unsecured Notes, 3.75%, 8/15/21	542,622
250,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 1.04%, 8/11/15 (4)	251,583
500,000	General Electric Capital Corp. MTN, Senior Unsecured Notes, 3.35%, 10/17/16	536,884
500,000	Goldman Sachs Group, Inc. (The), Senior Unsecured Notes, 5.75%, 1/24/22	581,362
200,000	HSBC Holdings PLC, Senior Unsecured Notes, 4.88%, 1/14/22	228,435
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.45%, 3/1/16	531,583
500,000	JPMorgan Chase & Co., Senior Unsecured Notes, 3.20%, 1/25/23	499,191
500,000	Morgan Stanley MTN, Senior Unsecured Notes, 5.50%, 7/28/21	573,204

■ Value Line Strategic Asset Management Trust

Schedule of Investments

March 31, 2013 (Unaudited)
Principal Amount		Value
$1,000,000	Wachovia Corp., Senior Unsecured Notes, 0.55%, 6/15/17 (1) (4)	$986,393
		5,078,299
Industrial — 1.0%
1,000,000	Burlington Northern Santa Fe LLC, Senior Unsecured Notes, 3.60%, 9/1/20	1,080,379
1,000,000	Lockheed Martin Corp., Senior Unsecured Notes, 4.25%, 11/15/19	1,125,242
500,000	Stanley Black & Decker, Inc., Guaranteed Notes, 3.40%, 12/1/21	523,911
500,000	Union Pacific Corp., Senior Unsecured Notes, 2.95%, 1/15/23	512,179
		3,241,711
Utilities — 0.3%
1,000,000	Commonwealth Edison Co., 4.00%, 8/1/20	1,124,854
		1,124,854
	Total Corporate Bonds & Notes (Cost $17,822,073)	18,676,757

Short-Term Investments — 3.9%
Repurchase Agreements — 2.8%
9,400,000	With Morgan Stanley, 0.15%, dated 03/28/13, due 04/01/13, delivery value $9,400,157 (collateralized by $8,510,000 U.S. Treasury Notes 3.125% due 05/15/21, with a value of $9,692,346)	9,400,000

Principal Amount		Value

Investments of Cash Collateral for Securities on Loan — 1.1%
Joint Repurchase Agreements — 1.1%
$903,551	Joint Repurchase Agreement with Morgan Stanley, 0.17%, dated 03/28/13, due 04/01/13, delivery value $903,568 (collateralized by $921,624 U.S. Treasury Note 2.500% due 03/31/15, with a value of $910,908)	$903,551
1,647,652	Joint Repurchase Agreement with Barclays, 0.15%, dated 03/28/13, due 04/01/13, delivery value $1,647,679 (collateralized by $1,680,606 U.S. Treasury Note 0.500% due 07/31/17, with a value of $1,679,300)	1,647,652
1,063,001	Joint Repurchase Agreement with Credit Suisse First Boston, 0.18%, dated 03/28/13, due 04/01/13, delivery value $1,063,022 (collateralized by $1,084,288 U.S. Treasury Note 0.625% due 09/30/17, with a value of $1,080,961)	1,063,001
		3,614,204
	Total Investments of Cash Collateral for Securities on Loan (Cost $3,614,204)	3,614,204
	Total Short-Term Investments (Cost $13,014,204)	13,014,204
	Total Investments — 100.8% (Cost $205,950,054)	339,171,563
Excess Of Liabilities Over Cash And Other Assets — (0.8%)		(2,580,058)
Net Assets (5) —100.0%		$336,591,505
Net Asset Value Per Outstanding Share ($336,591,505 ÷ 14,992,074 shares outstanding)		$22.45

*	Non-income producing.

(1)	A portion or all of the security was held on loan. As of March 31, 2013, the market value of the securities on loan was $3,384,039.

(2)	Treasury Inflation-Protection Security (TIPS)

(3)	Pursuant to Rule 144A under the Securities Act of 1933, this security can only be sold to qualified institutional investors.

(4)	The rate shown on floating rate securities is the rate at the end of the reporting period. The rate changes monthly.

(5)
For federal income tax purposes, the aggregate cost was $205,950,054, aggregate gross unrealized appreciation was $133,830,171, aggregate gross unrealized depreciation was $608,662 and the net unrealized appreciation was $133,221,509.

ADR	American Depositary Receipt.
MTN	Medium Term Note.
REIT	Real Estate Investment Trust.

The Trust follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period.  These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Trust has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Trust’s investments in securities as of March 31, 2013:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$251,232,215	$0	$0	$251,232,215
U.S. Government Agency Obligations	0	24,541,442	0	24,541,442
Canadian Government Bond	0	651,663	0	651,663
U.S. Treasury Obligations	0	28,399,747	0	28,399,747
Commercial Mortgage-Backed Securities	0	2,655,535	0	2,655,535
Corporate Bonds & Notes	0	18,676,757	0	18,676,757
Short-Term Investments	0	13,014,204	0	13,014,204

Total Investments in Securities	$251,232,215	$87,939,348	$0	$339,171,563

The Trust follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

The Trust’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Trust had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period. An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2013, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Schedule’s investments by category.

Item 2. Controls and Procedures.
(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)
The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:
(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 28, 2013